SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about finite useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Customer relationships [Member]
Significant Accounting Policies [Line Items]
Amortisation method intangible assets other than goodwill	Straight-line
Useful life measured as period of time, intangible assets other than goodwill	10 years
Technology [Member]
Significant Accounting Policies [Line Items]
Amortisation method intangible assets other than goodwill	Straight-line
Technology [Member] | Bottom of range [Member]
Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Technology [Member] | Top of range [Member]
Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years